Financial Information as per operating segments (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Net sales		$ 1,857,593,678		$ 1,822,540,697		$ 1,783,282,337
Cost of sales		(984,035,922)		(908,318,190)		(860,011,392)
Gross margin		873,557,756		914,222,507		923,270,945
MSD&A		(704,790,245)		(704,571,238)		(681,575,822)
Adjusted operating result		175,180,780		233,965,051		472,751,376
Equity and income of associates and joint ventures		(8,437,209)		(16,431,759)		(10,815,520)
Gains (losses) on exchange differences		2,551,823		(9,054,155)		3,299,657
Other gains (losses)		(11,410,085)		3,156,799		4,029,627
Income before taxes		143,603,276		185,621,574		458,211,348
Tax income (expense)		(35,408,420)		(39,975,914)		(136,126,817)
Net income for year		108,194,856		145,645,660		322,084,531
Non-controlling interests		12,042,584		15,503,968		15,193,739
Depreciation and amortization		109,813,976		105,020,934		93,289,194
Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		1,822,595,086		1,789,547,058		1,756,252,630	[1]
Other income		34,998,592		32,993,639		27,029,707
Sales revenue between segments		0		0		0
Net sales		$ 1,857,593,678		$ 1,822,540,697		$ 1,783,282,337	[1]
Change %		1.90%		2.20%		0.00%	[1]
Cost of sales		$ (984,035,922)		$ (908,318,190)		$ (860,011,392)	[1]
% of Net sales		53.00%		49.80%		48.20%	[1]
Gross margin		$ 873,557,756		$ 914,222,507		$ 923,270,945	[1]
% of Net sales		47.00%		50.20%		51.80%	[1]
MSD&A		$ (704,790,245)	[2]	$ (704,571,238)	[2]	$ (681,575,822)	[1]
% of Net sales		37.90%		38.70%		38.20%	[1]
Other operating income (expenses)		$ 17,823,354		$ 21,156,983		$ 227,026,626	[1]
Adjusted operating result		$ 186,590,865	[3]	$ 230,808,252	[3]	$ 468,721,749	[1]
Change %		(19.20%)		(50.80%)		0.00%	[1]
% of Net sales		10.00%		12.70%		26.30%	[1]
Net financial expense		$ (25,262,920)		$ (14,602,562)		$ (7,766,206)	[1]
Equity and income of associates and joint ventures		(8,437,209)		(16,431,759)		(10,815,520)	[1]
Gains (losses) on exchange differences		2,551,823		(9,054,155)		3,299,657	[1]
Results as per adjustment units		(429,198)		(8,255,001)		742,041	[1]
Other gains (losses)		(11,410,085)		3,156,799		4,029,627	[1]
Income before taxes		143,603,276		185,621,574		458,211,348	[1]
Tax income (expense)		(35,408,420)		(39,975,914)		(136,126,817)	[1]
Net income for year		108,194,856		145,645,660		322,084,531	[1]
Non-controlling interests		12,042,584		15,503,968		15,193,739	[1]
Net income attributable to equity holders of the parent		96,152,272		130,141,692		306,890,792	[1]
Depreciation and amortization		109,813,976		105,020,934		93,289,194	[1]
ORBDA		$ 296,404,841	[4]	$ 335,829,186	[4]	$ 562,010,943	[1]
Change %		(11.70%)		(40.20%)		0.00%	[1]
% of Net sales		16.00%		18.40%		31.50%	[1]
Chile [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 1,208,196,118		$ 1,134,048,629		$ 1,080,974,052
Other income		18,300,114		16,438,937		15,754,493
Sales revenue between segments		16,266,638		13,816,469		12,845,646
Net sales		$ 1,242,762,870		$ 1,164,304,035		1,109,574,191
Change %		6.70%		4.90%
Cost of sales		$ (626,099,060)		$ (540,048,331)		$ (501,255,744)
% of Net sales		50.40%		46.40%		45.20%
Gross margin		$ 616,663,810		$ 624,255,704		$ 608,318,447
% of Net sales		49.60%		53.60%		54.80%
MSD&A	[2]	$ (443,636,760)		$ (429,093,171)		$ (407,242,869)
% of Net sales		35.70%		36.90%		36.70%
Other operating income (expenses)		$ 1,634,543		$ 5,266,475		$ 1,586,173
Adjusted operating result	[3]	$ 174,661,593		$ 200,429,008		$ 202,661,751
Change %		(12.90%)		(1.10%)
% of Net sales		14.10%		17.20%		18.30%
Net financial expense		$ 0		$ 0		$ 0
Equity and income of associates and joint ventures		0		0		0
Gains (losses) on exchange differences		0		0		0
Results as per adjustment units		0		0		0
Other gains (losses)		0		0		0
Depreciation and amortization		70,106,357		66,301,914		63,148,804
ORBDA	[4]	$ 244,767,950		$ 266,730,922		$ 265,810,555
Change %		(8.20%)		0.30%		0.00%
% of Net sales		19.70%		22.90%		24.00%
International Business [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 391,125,264		$ 452,267,652		$ 473,972,819
Other income		11,403,939		11,724,538		9,404,839
Sales revenue between segments		299,622		495,259		548,184
Net sales		$ 402,828,825		$ 464,487,449		$ 483,925,842
Change %		(13.30%)		(4.00%)		0.00%
Cost of sales		$ (229,669,229)		$ (248,880,925)		$ (230,068,601)
% of Net sales		57.00%		53.60%		47.50%
Gross margin		$ 173,159,596		$ 215,606,524		$ 253,857,241
% of Net sales		43.00%		46.40%		52.50%
MSD&A	[2]	$ (189,421,217)		$ (210,155,693)		$ (210,591,361)	[5]
% of Net sales		47.00%		45.20%		43.50%
Other operating income (expenses)		$ 14,910,793		$ 14,201,709		$ 223,078,626
Adjusted operating result	[3]	$ (1,350,828)		$ 19,652,540		$ 266,344,506	[5]
Change %		(106.90%)		(92.60%)
% of Net sales		(0.30%)		4.20%		55.00%
Net financial expense		$ 0		$ 0		$ 0
Equity and income of associates and joint ventures		0		0		0
Gains (losses) on exchange differences		0		0		0
Results as per adjustment units		0		0		0
Other gains (losses)		0		0		0
Depreciation and amortization		25,551,989		27,077,745		19,798,708
ORBDA	[4]	$ 24,201,161		$ 46,730,285		$ 286,143,214	[5]
Change %		(48.20%)		(83.70%)		0.00%
% of Net sales		6.00%		10.10%		59.10%
Wines [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 223,273,704		$ 203,230,777		$ 201,305,759
Other income		4,240,620		3,806,545		4,190,594
Sales revenue between segments		7,696,044		5,284,436		1,022,378
Net sales		$ 235,210,368		$ 212,321,758		206,518,731
Change %		10.80%		2.80%
Cost of sales		$ (139,512,564)		$ (128,763,785)		$ (133,271,578)
% of Net sales		59.30%		60.60%		64.50%
Gross margin		$ 95,697,804		$ 83,557,973		$ 73,247,153
% of Net sales		40.70%		39.40%		35.50%
MSD&A	[2]	$ (64,790,758)		$ (55,595,811)		$ (52,408,689)
% of Net sales		27.50%		26.20%		25.40%
Other operating income (expenses)		$ 622,178		$ 515,019		$ 1,828,938
Adjusted operating result	[3]	$ 31,529,224		$ 28,477,181		$ 22,667,402
Change %		10.70%		25.60%
% of Net sales		13.40%		13.40%		11.00%
Net financial expense		$ 0		$ 0		$ 0
Equity and income of associates and joint ventures		0		0		0
Gains (losses) on exchange differences		0		0		0
Results as per adjustment units		0		0		0
Other gains (losses)		0		0		0
Depreciation and amortization		11,575,351		9,826,148		7,935,006
ORBDA	[4]	$ 43,104,575		$ 38,303,329		$ 30,602,408
Change %		12.50%		25.20%		0.00%
% of Net sales		18.30%		18.00%		14.80%
Other Segments [Member]
Statement [Line Items]
Depreciation and amortization	[6]	$ 2,580,279		$ 1,815,127		$ 2,406,676
Other Segments [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		0		0		0
Other income		1,053,919		1,023,619		(2,320,219)
Sales revenue between segments		(24,262,304)		(19,596,164)		(14,416,208)
Net sales		(23,208,385)		(18,572,545)		$ (16,736,427)
Change %						0.00%
Cost of sales		$ 11,244,931		$ 9,374,851		$ 4,584,531
% of Net sales		0.00%		0.00%		0.00%
Gross margin		$ (11,963,454)		$ (9,197,694)		$ (12,151,896)
% of Net sales		0.00%		0.00%		0.00%
MSD&A	[2]	$ (6,941,510)		$ (9,726,563)		$ (11,332,903)	[5]
% of Net sales		0.00%		0.00%		0.00%
Other operating income (expenses)		$ 655,840		$ 1,173,780		$ 532,889
Adjusted operating result	[3]	$ (18,249,124)		$ (17,750,477)		$ (22,951,910)	[5]
% of Net sales		0.00%		0.00%		0.00%
Net financial expense		$ 0		$ 0		$ 0
Equity and income of associates and joint ventures		0		0		0
Gains (losses) on exchange differences		0		0		0
Results as per adjustment units		0		0		0
Other gains (losses)		0		0		0
Depreciation and amortization		2,580,279		1,815,127		2,406,676
ORBDA	[4]	$ (15,668,845)		$ (15,935,350)		$ (20,545,234)	[5]
Change %		0.00%				0.00%
% of Net sales		0.00%		0.00%		0.00%

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[2]	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
[3]	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
[4]	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).
[5]	The net impact, related to early termination of Budweiser license, on International Business Operating segment earnings was a one-time gain of ThCh$ 211,228,960 in ORBDA and a loss in Other for an amount of ThCh$ 2,386,517.
[6]	Includes depreciation and amortization corresponding to the Corporate Support Units.